Summary of Significant Accounting Policies (Details 8) (USD $)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Sales - net	$ 15,429,340	$ 3,397,742	$ 31,990,020	$ 6,431,678		$ 17,212,636	$ 3,202,687
Cost of sales	12,942,605	2,512,828	25,837,767	4,914,361		14,845,069	2,804,274
Gross profit	2,486,735	884,914	6,152,253	1,517,317		2,367,567	398,413
General and administrative expenses	4,151,076	2,778,682	8,543,887	4,498,310		18,587,727	18,650,249
Loss from operations	(1,664,341)	(1,893,768)	(2,391,634)	(2,980,993)		(16,220,160)	(18,251,836)
Other income (expense)
Derivative expense	1,029,541	2,698,490	2,486,451	4,057,859		4,777,654	93,638
Change in fair value of derivative liabilities	9,854,045	766,487	1,496,874	634,770		5,162,100	(149,306)
Loss on settlement of accounts payable and debt	0	(627,384)	(2,941,826)	(2,542,073)		(3,862,458)	(433,400)
Interest expense	(976,686)	(2,983,468)	(3,547,202)	(3,502,390)		(3,711,278)	(480,589)
Other expense						121,500	160,568
Licensing income	0	0	(18,423)	0
Total other income (expense) - net	7,846,245	(5,542,855)	(7,461,755)	(9,467,552)		(7,060,790)	(1,317,501)
Net loss	6,181,904	(7,436,623)	(9,853,389)	(12,448,545)	(19,169,454)	(23,280,950)	(19,569,337)
Net loss available to common stockholders
Net loss	6,181,904	(7,436,623)	(9,853,389)	(12,448,545)	(19,169,454)	(23,280,950)	(19,569,337)
Series C preferred stock dividend						(293)	0
Net loss available to common stockholders						(23,280,657)	(19,569,337)
Net loss per share available to common stockholders - basic and diluted (in dollars per share)	$ 0.00	$ (0.04)	$ (0.01)	$ (0.07)		$ (0.08)	$ (0.48)
As Restated [Member]
Sales - net						17,212,636	3,202,687
Cost of sales						14,845,069	2,804,274
Gross profit						2,367,567	398,413
General and administrative expenses						18,587,727	18,650,249
Loss from operations						(16,220,160)	(18,251,836)
Other income (expense)
Derivative expense						(4,777,654)	(93,638)
Change in fair value of derivative liabilities						5,162,100	(149,306)
Loss on settlement of accounts payable and debt						(3,862,458)	(433,400)
Interest expense						(3,711,278)	(480,589)
Other expense						(121,500)	(160,568)
Licensing income						250,000	0
Total other income (expense) - net						(7,060,790)	(1,317,501)
Net loss						(23,280,950)	(19,569,337)
Net loss available to common stockholders
Net loss						(23,280,950)	(19,569,337)
Series C preferred stock dividend						(293)	0
Net loss available to common stockholders						(23,280,657)	(19,569,337)
Net loss per share available to common stockholders - basic and diluted (in dollars per share)						$ (0.08)	$ (0.48)
Weighted average number of common shares outstanding during the year basic and diluted (in shares)						281,484,658	41,141,549
As Adjustments [Member]
Sales - net						(3,625,701)	(844,608)
Cost of sales						374,455	0
Gross profit						(4,000,156)	(844,608)
General and administrative expenses						(4,000,156)	(844,608)
Loss from operations						0	0
Other income (expense)
Derivative expense						0	0
Change in fair value of derivative liabilities						0	0
Loss on settlement of accounts payable and debt						0	0
Interest expense						0	0
Other expense						0	0
Licensing income						0	0
Total other income (expense) - net						0	0
Net loss						0	0
Net loss available to common stockholders
Net loss						0	0
Series C preferred stock dividend						0	0
Net loss available to common stockholders						0	0
Net loss per share available to common stockholders - basic and diluted (in dollars per share)						$ 0	$ 0
Weighted average number of common shares outstanding during the year basic and diluted (in shares)						0	0
As Issued [Member]
Sales - net						20,838,337	4,047,295
Cost of sales						14,470,614	2,804,274
Gross profit						6,367,723	1,243,021
General and administrative expenses						22,587,883	19,494,857
Loss from operations						(16,220,160)	(18,251,836)
Other income (expense)
Derivative expense						(4,777,654)	(93,638)
Change in fair value of derivative liabilities						5,162,100	(149,306)
Loss on settlement of accounts payable and debt						(3,862,458)	(433,400)
Interest expense						(3,711,278)	(480,589)
Other expense						(121,500)	(160,568)
Licensing income						250,000	0
Total other income (expense) - net						(7,060,790)	(1,317,501)
Net loss						(23,280,950)	(19,569,337)
Net loss available to common stockholders
Net loss						(23,280,950)	(19,569,337)
Series C preferred stock dividend						(293)	0
Net loss available to common stockholders						$ (23,280,657)	$ (19,569,337)
Net loss per share available to common stockholders - basic and diluted (in dollars per share)						$ (0.08)	$ (0.48)
Weighted average number of common shares outstanding during the year basic and diluted (in shares)						281,484,658	41,141,549